Related Party Transactions - Transactions with related parties (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related party transactions
Revenues						¥ 1,038,004		¥ 112,142	¥ 49,358
Cost of revenues						797,256		401,954	576,081
Rental income						119,668		71,531	46,934
Total Other income						42,033		41,435	847
Payments to Acquire Equity Method Investments						94,400	$ 13,687	569,751	238,415
Others.
Related party transactions
Revenues						51,662		5,224	4,072
Cost of revenues						44,666		51,409
Rental income						20,677		8,453	999
Interest Income						8,071		2,435	847
Tonglu Tongze Logistics Ltd And Its Subsidiaries
Related party transactions
Aggregate price				¥ 53,868				53,868
Tonglu Tongze Logistics Ltd And Its Subsidiaries | Transportation service fees paid
Related party transactions
Cost of revenues								52,260	331,288
Zhongtong Yunleng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries | Transportation service fees paid
Related party transactions
Cost of revenues						56,325		5,853
ZTO Supply Chain Management Co., Ltd. and its subsidiaries | Rental income
Related party transactions
Rental income						45,876		29,688	28,720
ZTO Supply Chain Management Co., Ltd. and its subsidiaries | Transportation service fees paid
Related party transactions
Cost of revenues						459,013		56,624	47,491
Shanghai Mingyu Barcode Technology Ltd. | Purchases of supplies
Related party transactions
Cost of revenues						237,252		235,808	197,302
Tonglu Antong Management LLP | Express delivery service revenue
Related party transactions
Revenues						694,758		38,202
ZTO Cloud Warehouse Technology Co., Ltd and Its Subsidiaries | Transportation revenue
Related party transactions
Revenues						291,584		68,716	45,286
ZTO Cloud Warehouse Technology Co., Ltd and Its Subsidiaries | Rental income
Related party transactions
Rental income						53,115		33,390	¥ 17,215
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd | Interest Income
Related party transactions
Interest Income						¥ 33,962		39,000
Mr. Jianchang Lai
Related party transactions
Cash consideration				¥ 103,728	¥ 103,728			¥ 103,728
Equity Interest Acquired by Subsidiaries				20.77%	20.77%			20.77%
Additional Paid in Capital				¥ 29,799	¥ 29,799
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. ("ZTO YL") (2)
Related party transactions
Equity Interest Acquired by Subsidiaries				100.00%				100.00%
Cash consideration payable				¥ 177,297
Loss recognized by the Company				¥ 2,532
Jinhua Zhongrui Freight Forwarding Co., Ltd
Related party transactions
Equity Interest Acquired by Subsidiaries		100.00%
Cash consideration payable		¥ 291,400
Loss recognized by the Company		¥ 60,514
Mr. Du Wang
Related party transactions
Cash consideration			¥ 39,128
Equity Interest Acquired by Subsidiaries			10.00%
Additional Paid in Capital			¥ 5,060
Tuxi Technology Co.,Ltd
Related party transactions
Equity Interest Acquired by Subsidiaries	82.00%					82.00%	82.00%
Cash consideration payable	¥ 98,533